Stockholders' Equity (Deficit) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Summary of Stock Option Activity

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price

Outstanding – December 31, 2017	4,043,000	$0.58
Exercisable – December 31, 2017	3,328,000	$0.57
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	(300,000)	$-
Outstanding – June 30, 2018	3,743,000	$0.59
Exercisable – June 30, 2018	3,278,000	$0.59

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price

Outstanding – January 1, 2016	9,933,500	$0.70
Exercisable – January 1, 2016	4,332,500	$0.41
Granted	2,000,000	$0.55
Exercised	-	$-
Forfeited/Cancelled	(6,614,500)	$-
Outstanding – December 31, 2016	5,319,000	$0.57
Exercisable – December 31, 2016	1,640,500	$0.47
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	(1,276,000)	$-
Outstanding – December 31, 2017	4,043,000	$0.58
Exercisable – December 31, 2017	3,328,000	$0.57

Schedule of Information Regarding Stock Options Outstanding

Options Outstanding				Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40 – 1.50	3,743,000	1.76 years	$0.59	3,278,000	$0.59

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40 - 1.50	4,043,000	2.10 years	$0.58	3,328,000	$0.57

Summary of Stock Warrants Activity

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price

Outstanding – December 31, 2017	16,666,667	$0.15
Exercisable – December 31, 2017	16,666,667	$0.15
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – June 30, 2018	16,666,667	$0.15
Exercisable – June 30, 2018	16,666,667	$0.15

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price

Outstanding – January 1, 2016	-	$-
Exercisable – January 1, 2016	-	$-
Granted	33,333,317	$0.08
Exercised	(16,666,650)	$0.00
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2016	16,666,667	$0.15
Exercisable – December 31, 2016	16,666,667	$0.15
Granted	-	-
Exercised	-	-
Forfeited/Cancelled	-	-
Outstanding – December 31, 2017	16,666,667	$0.15
Exercisable – December 31, 2017	16,666,667	$0.15

Schedule of Information Regarding Stock Warrants Outstanding

Warrants Outstanding				Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.15	16,666,667	3.42 years	$0.15	16,666,667	$0.15

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.15	16,666,667	4.67 years	$0.15	16,666,667	$0.15

Schedule of Weighted Average Assumptions

. The following table summarizes the range of assumptions the Company utilized to estimate the fair value of the options and warrants issued during the year ended December 31, 2016:

Assumptions	December 31, 2016
Expected term (years)	2.40-5.00
Expected volatility	90%-115%
Risk-free interest rate	0.87% - 1.96%
Dividend yield	0.00%